Cash Flow Adjustments and Changes in Working Capital - Cash Flow Statement Adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 28,969	£ 24,447		£ 18,251
Foreign exchange (gain) / loss	(9,876)	6,742		(2,162)
Interest income	(184)	(84)		(499)
Fair value movement of financial liabilities	842	302		49
Interest expense	2,014	2,081		1,893
Gain on disposal of non-current assets	(73)	(36)		(11)
Share-based compensation expense	35,005	24,427		15,663
Hyperinflation effect gain	17	189		(26)
Research and development tax credit	(2,211)	(2,642)		(1,600)
Gain on sale of subsidiary	0	0	[1]	(2,215)	[1]
Loss on sublease recognition	132
Gain on sublease recognition	0	0		(472)
Gain on right of use assets disposals	(187)	(56)		(23)
Fair value movement of financial assets	(7)	(17)		(30)
Grant income	(642)	(503)		(670)
Total adjustments	53,799	54,850	[2]	28,148	[2]
Net changes in working capital
Increase in trade and other receivables	(37,006)	(19,505)		(14,120)
Increase in trade and other payables	15,236	(1,855)		6,361
Net changes in working capital	£ (21,770)	£ (21,360)	[2]	£ (7,759)	[2]

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).